File No. 333-63935

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 2

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 291
         AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 4
            AUTO & TRANSPORTATION GROWTH TRUST SERIES
              COMMUNICATIONS GROWTH TRUST, SERIES 3
                 INTERNET GROWTH TRUST, SERIES 5
          REGIONAL BANK & THRIFT GROWTH TRUST, SERIES 2
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing w ill become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  December 29, 2000
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

                                    FT 291
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 4
                                929,542 UNITS



PROSPECTUS
Part One
Dated December 27, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The America's Leading Brands Growth Trust, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which are considered to be leaders in their industries. At November 16, 2000, each Unit represented a 1/929,542 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit of the Trust is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the income and Capital Accounts of the Trust, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) excluding income and principal cash. At November 16, 2000, the Public Offering Price per Unit was $10.946 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Plans or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 291
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 4
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        929,542
Fractional Undivided Interest in the Trust per Unit                  1/929,542
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                    $9,858,486
  Aggregate Value of Securities per Unit                               $10.606
  Income and principal cash (overdraft) in the portfolio             $(41,483)
  Income and principal cash (overdraft) per Unit                       $(.045)
  Sales Charge 3.627% (3.5% of Public Offering Price,
    excluding income and principal cash)                                 $.385
  Public Offering Price per Unit                                       $10.946
Redemption Price and Sponsor's Repurchase Price per Unit
  ($.385 less than the Public Offering Price per Unit)                 $10.561

Date Trust Established                                        October 15, 1998
Mandatory Termination Date                                    October 15, 2003
Evaluator's Annual Fee:  $0.0030 per Unit outstanding.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                       Maximum of $0.0035
  of the Sponsor                                             per Unit annually
Bookkeeping and administrative fees                          Maximum of $.0015
  payable to the Sponsor                                     per Unit annually

Trustee's Annual Fee:  $0.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly on the last day of the month to Unit Holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: Last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In Kind Distribution" upon tendering Units for redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 291
America's Leading Brands Growth Trust, Series 4

We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 291, America's Leading Brands Growth Trust, Series 4 as of August 31, 2000, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1998, to August 31, 1999. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 291, America's Leading Brands Growth Trust, Series 4 at August 31, 2000, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1998, to August 31, 1999, in conformity with accounting principles generally accepted in the United States.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
December 11, 2000

                                    FT 291
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 4

                     STATEMENT OF ASSETS AND LIABILITIES

                               August 31, 2000

                                    ASSETS

Equity securities, at market value (cost, $11,185,755)
  (Note 1)                                                       $10,546,182
Dividends receivable                                                  10,631
Cash                                                                  17,715
Receivable from investment transaction                                94,065
                                                                 ___________
                                                                  10,668,593

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    3,044
Unit redemption payable                                               94,663
                                                                 ___________
                                                                      97,707
                                                                 ___________

Net assets, applicable to 1,048,986
    outstanding units of fractional
    undivided interest:
  Cost of Trust assets                           $11,185,755
  Net unrealized depreciation (Note 2)             (639,573)
  Distributable funds                                888,807
  Less deferred sales charge paid (Note 3)         (826,507)
  Less organization and offering costs
    (Note 1)                                        (37,596)
                                                  __________

                                                                 $10,570,886
                                                                 ===========

Net asset value per unit                                             $10.077
                                                                 ===========


               See accompanying notes to financial statements.

                                    FT 291
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 4

                     PORTFOLIO - See notes to portfolio.

                               August 31, 2000


     Number                                                          Market
   of Shares        Name of Issuer of Equity Securities              value

                    Apparel
     20,517         Nautica Enterprises, Inc.                          242,367
     21,674         Tommy Hilfiger Corporation                         235,705
                    Beverages
      6,615         Anheuser-Busch Companies, Inc.                     521,348
      5,814         The Coca-Cola Company                              305,962
     12,059         PepsiCo, Inc.                                      514,015
                    Entertainment
     15,219         The Walt Disney Company                            592,597
                    Food
      6,592         Campbell Soup Company                              167,272
      6,445         H.J. Heinz Company                                 245,716
      5,210         Hershey Foods Corporation                          222,404
     12,684         Sara Lee Corporation                               236,240
                    Household Products
      8,175         The Clorox Company                                 295,837
     10,017         Colgate-Palmolive Company                          510,246
      4,748         The Procter & Gamble Company                       293,488
                    Pharmaceuticals
      7,692         Bristol-Myers Squibb Company                       407,676
      4,742         Johnson & Johnson                                  435,970
      7,925         Schering-Plough Corporation                        317,991
                    Recreation
     15,297         Carnival Corporation                               304,992
     23,870 (1)     Harley-Davidson, Inc.                            1,189,036
                    Restaurants
     11,856         McDonald's Corporation                             354,198
     21,752         Starbucks Corporation                              796,667
                    Retail
     15,759         The Gap, Inc.                                      353,600
                    Technology
     18,302 (1)     Intel Corporation                                1,370,362
                    Tobacco
      7,786         Philip Morris Companies, Inc.                      230,660
                    Toiletries/Cosmetics
      9,425         The Gillette Company                               282,750
                    Toys
     12,059         Mattel, Inc.                                       119,083
                                                                   ___________

                    Total investments                              $10,546,182
                                                                   ===========


                                    FT 291
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 4

                              NOTES TO PORTFOLIO

                               August 31, 2000



(1)   The number of shares reflects the effect of a two for one stock split.



               See accompanying notes to financial statements.

                                    FT 291
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 4

                           STATEMENTS OF OPERATIONS



                                                                Period from
                                                                the Initial
                                                              Date of Deposit,
                                                Year ended    Oct. 15, 1998 to
                                              Aug. 31, 2000    Aug. 31, 1999

Dividends                                          $173,280        200,230

Expenses:
  Trustee's fees and related expenses              (25,470)       (16,678)
  Evaluator's fees                                  (4,155)        (4,654)
  Supervisory fees                                  (6,523)        (5,152)
  Administrative fees                               (2,205)        (2,448)
                                                __________________________
Total expenses                                     (38,353)       (28,932)
                                                __________________________
    Investment income - net                         134,927        171,298

Net gain (loss) on investments:
  Net realized gain (loss)                        (388,544)        124,928
  Change in net unrealized appreciation
    or depreciation                               (997,854)        358,281
                                                __________________________
                                                (1,386,398)        483,209
                                                __________________________
Net increase (decrease) in net assets
  resulting from operations                    $(1,251,471)        654,507
                                                ==========================



               See accompanying notes to financial statements.

                                    FT 291
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 4

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                Period from
                                                                the Initial
                                                              Date of Deposit
                                                Year ended    Oct. 15, 1998 to
                                              Aug. 31, 2000    Aug. 31, 1999

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                          $134,927         171,298
  Net realized gain on investments                (388,544)         124,928
  Change in net unrealized appreciation
    or depreciation on investments                (997,854)         358,281
                                                ___________________________
                                                (1,251,471)         654,507

Units issued (2,348,528 units in 1999, net of
  deferred sales charges of $821,283
  and net of organization and offering
  costs of $37,260)                                       -      25,002,354
Units redeemed (1,051,019 and 263,448 units)
  in 2000 and 1999, respectively)              (10,790,892)     (2,941,253)

Distributions to unit holders:
  Investment income - net                         (135,613)       (108,947)
  Principal from investment transactions                  -               -
                                                ___________________________
                                                  (135,613)       (108,947)
                                                ___________________________
Total increase (decrease) in net assets        (12,177,976)      22,606,661

Net assets:
  At the beginning of the period
    (representing 2,100,005 and 14,925 units
    outstanding at August 31, 1999 and
    October 15, 1998, respectively)              22,748,862         142,201
                                                ___________________________
  At the end of the period (including
    distributable funds applicable to
    Trust units of $888,807 and $788,890
    at August 31, 2000 and 1999, respectively)  $10,570,886      22,748,862
                                                ===========================

Trust units outstanding at the end of
  the period                                      1,048,986       2,100,005


               See accompanying notes to financial statements.

                                    FT 291
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 4

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Investment income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $0.0096 per unit outstanding based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $0.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

A portion of the Public Offering Price paid by unit holders consisted of equity securities in an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $37,596, were paid at the end of the Trust's initial offering period.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized depreciation at August 31, 2000 follows:

               Unrealized depreciation                         $(2,741,274)
               Unrealized appreciation                            2,101,701
                                                                ___________

                                                                 $(639,573)
                                                                ===========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the sponsor over a five-month period ending on September 20, 2000, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the Public Offering Price, which is equivalent to 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made on June 30 and December 31 to unit holders of record on June 15 and December 15. Principal distributions to unit holders, if any, are made on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, principal distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                Period from
                                                                the Initial
                                                              Date of Deposit,
                                                 Year ended  Oct. 15, 1998, to
                                                Aug. 31,2000   Aug. 31, 1999

Investment income - dividends                        $.117           .115
Expenses                                             (.026)         (.016)
                                                  _______________________
    Investment income - net                           .091           .099

Distributions to unit holders:
  Investment income - net                            (.094)         (.050)
  Principal from investment transactions                -               -

Net gain (loss) on investments                       (.753)         1.256
                                                  _______________________
    Total increase (decrease) in net assets          (.756)         1.305

Net assets:
  Beginning of the period                           10.833          9.528
                                                  _______________________

  End of the period                                $10.077         10.833
                                                  =======================

Investment income - dividends, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (1,479,539 and 1,736,129 units in 2000 and 1999, respectively). Distributions to unit holders of Investment income-net reflects the Trust's distributions of approximately $.049 per unit to 1,667,150 units on December 31, 1999 and approximately $.045 per unit to 1,187,714 units on June 30, 2000 and approximately $.004 per unit to 1,070,879 units on December 31, 1998 and approximately $.046 per unit to 2,269,190 units on June 30, 1999. The net gain (loss) on Investments per unit during the period ended August 31, 1999 includes the effects of changes arising from issuance of 2,348,528 additional units during the period at net asset values which differed from the net asset value per unit of the original 14,925 units ($9.528 per unit) on October 15, 1998.

                                    FT 291
               AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 4

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                            _____________________
                             P R O S P E C T U S
                            _____________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 291
                  AUTO & TRANSPORTATION GROWTH TRUST SERIES
                                128,307 UNITS



PROSPECTUS
Part One
Dated December 27, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Auto & Transportation Growth Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which are involved in the air freight, airlines, motor vehicles, parts and accessories, railroads and trucking industries. At November 16, 2000, each Unit represented a 1/128,307 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit of the Trust is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the income and Capital Accounts of the Trust, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) excluding income and principal cash. At November 16, 2000, the Public Offering Price per Unit was $9.986 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 291
                  AUTO & TRANSPORTATION GROWTH TRUST SERIES
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        128,307
Fractional Undivided Interest in the Trust per Unit                  1/128,307
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                    $1,208,779
  Aggregate Value of Securities per Unit                                $9.421
  Income and principal cash in the portfolio                           $28,668
  Income and principal cash per Unit                                     $.223
  Sales Charge 3.627% (3.5% of Public Offering Price,
    excluding income and principal cash)                                 $.342
  Public Offering Price per Unit                                        $9.986
Redemption Price and Sponsor's Repurchase Price per Unit
  ($.342 less than the Public Offering Price per Unit)                  $9.644

Date Trust Established                                        October 15, 1998
Mandatory Termination Date                                    October 15, 2003
Evaluator's Annual Fee: $0.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                     Maximum of $0.0035
  of the Sponsor                                             per Unit annually
Bookkeeping and administrative fees                          Maximum of $.0015
  payable to the Sponsor                                     per Unit annually

Trustee's Annual Fee:  $0.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly on the last day of the month to Unit Holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: Last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In Kind Distribution" upon tendering Units for redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 291
Auto & Transportation Growth Trust Series

We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 291, Auto & Transportation Growth Trust Series as of August 31, 2000, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1998, to August 31, 1999. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 291, Auto & Transportation Growth Trust Series at August 31, 2000, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1998, to August 31, 1999, in conformity with accounting principles generally accepted in the United States.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
December 11, 2000

                                    FT 291
                  AUTO & TRANSPORTATION GROWTH TRUST SERIES

                     STATEMENT OF ASSETS AND LIABILITIES

                               August 31, 2000

                                    ASSETS

Equity securities, at market value (cost, $1,424,255)
  (Note 1)                                                        $1,347,187
Dividends receivable                                                   1,933
Cash                                                                  57,696
Receivable from investment transactions                               28,209
                                                                  __________
                                                                   1,435,025

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                      417
Unit redemptions payable                                              28,519
                                                                  __________
                                                                      28,936
                                                                  __________

Net assets, applicable to 143,689
    outstanding units of fractional
    undivided interest:
  Cost of Trust assets                            $1,424,255
  Net unrealized depreciation (Note 2)              (77,068)
  Distributable funds                                142,490
  Less deferred sales charges paid  (Note 3)        (81,402)
  Less organization and offering
    costs (note 1)                                   (2,186)
                                                  __________

                                                                  $1,406,089
                                                                  ==========

Net asset value per unit                                              $9.786
                                                                  ==========


               See accompanying notes to financial statements.

                                    FT 291
                  AUTO & TRANSPORTATION GROWTH TRUST SERIES

                     PORTFOLIO - See notes to portfolio.

                               August 31, 2000


     Number                                                          Market
   of Shares        Name of Issuer of Equity Securities              value

                    Air Freight
      2,490         Airborne Freight Corporation                       $37,196
      2,773         Expeditors International of Washington, Inc.       135,877
                    Airlines
        820 (1)     AMR Corporation                                     26,907
        938         Delta Air Lines, Inc.                               46,431
      1,631         Midwest Express Holdings, Inc.                      36,901
        592 (1)     Sabre Group Holdings, Inc.                          16,502
      3,535         Southwest Airlines Company                          79,979
        684         UAL Corporation                                     32,660
                    Motor Vehicles
        589         Daimler Chrysler AG                                 30,665
        909 (2)     Ford Motor Company                                  21,987
      2,647 (3)     Harley-Davidson Company                            131,855
        765         Honda Motor Company, Limited (ADR)                  55,462
      2,246         Navistar International Corporation                  84,225
      1,040         PACCAR, Inc.                                        44,136
                    Motor Vehicles - Parts and Accessories
      1,213         Dana Corporation                                    29,947
        608         Eaton Corporation                                   40,356
      3,643         Gentex Corporation                                  94,263
        851         The Goodyear Tire & Rubber Company                  19,892
        854         Johnson Controls, Inc.                              45,636
      1,039         Lear Corporation                                    22,404
      2,272         Tower Automotive, Inc.                              25,844
        115 (2)     Visteon Corporation                                  1,804
                    Railroads
      1,325         Burlington Northern Santa Fe Corporation            29,647
      1,381         Norfolk & Company                                   22,183
      2,674         Wisconsin Central Transportation Corporation        35,765
                    Trucking
      2,974         Heartland Express, Inc.                             52,045
      2,568         M.S. Carriers, Inc.                                 47,348
      3,343         Swift Transportation Company, Inc.                  57,042
      3,128         Werner Enterprises, Inc.                            42,228
                                                                    __________

                    Total investments                               $1,347,187
                                                                    ==========


                                    FT 291
                  AUTO & TRANSPORTATION GROWTH TRUST SERIES

                              NOTES TO PORTFOLIO

                               August 31, 2000



(1) In March 2000, AMR Corporation (AMR), one of the Trust's original holdings, spun off Sabre Group Holdings, Inc. (Sabre). Each shareholder of AMR received .7226 shares of Sabre for each share of AMR held.

(2) In June 2000, Ford Motor Company (Ford), one of the Trust's original holdings, spun off Visteon Corporation (Visteon). Each shareholder of Ford received .1309 shares of Visteon for each share of Ford held.

(3)   The number of shares reflects the effect of a two for one stock split.



               See accompanying notes to financial statements.

                                    FT 291
                  AUTO & TRANSPORTATION GROWTH TRUST SERIES

                           STATEMENTS OF OPERATIONS



                                                                Period from
                                                                the Initial
                                                              Date of Deposit,
                                                Year ended    Oct. 15, 1998 to
                                              Aug. 31, 2000    Aug. 31, 1999

Dividends                                          $18,346         22,669

Expenses:
  Trustee's fees and related expenses              (3,419)        (1,701)
  Evaluator's fees                                   (485)          (452)
  Supervisory fees                                   (719)          (561)
  Administrative fees                                (247)          (240)
                                                _________________________
Total expenses                                     (4,870)        (2,954)
                                                _________________________
    Investment income - net                         13,476         19,715

Net gain (loss) on investments:
  Net realized gain (loss)                          32,307       (62,210)
  Change in net unrealized appreciation
    or depreciation                              (278,346)        201,278
                                                _________________________
                                                 (246,039)        139,068
                                                _________________________
Net increase (decrease) in net assets
  resulting from operations                     $(232,563)        158,783
                                                =========================



               See accompanying notes to financial statements.

                                    FT 291
                  AUTO & TRANSPORTATION GROWTH TRUST SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                Period from
                                                                the Initial
                                                              Date of Deposit
                                                Year ended    Oct. 15, 1998 to
                                              Aug. 31, 2000    Aug. 31, 1999

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                           $13,476          19,715
  Net realized gain (loss) on investments            32,307        (62,210)
  Change in net unrealized appreciation
    or depreciation on investments                (278,346)         201,278
                                                ___________________________
                                                  (232,563)         158,783

Units issued (11,021 and 228,377 units,
  in 2000 and 1999, respectively,  net
  of deferred sales charges of $76,181 in
  1999 and net of organization and offering
  costs of $1,850 in 1999)                          106,630       2,701,696
Units redeemed (110,625 in 2000)                (1,190,480)               -

Distributions to unit holders:
  Investment income - net                          (13,443)        (13,675)
  Principal from investment transactions          (172,893)        (80,081)
                                                ___________________________
                                                  (186,336)        (93,756)
                                                ___________________________
Total increase (decrease) in net assets         (1,502,749)       2,766,723

Net assets:
  At the beginning of the period
    (representing 243,293 and 14,916 units
    outstanding at August 31, 1999 and
    October 15, 1998, respectively)               2,908,838         142,115
                                                ___________________________
  At the end of the period (including
    distributable funds (deficit) applicable
    to Trust units of $142,490 and $(5,102)
    at August 31, 2000 and 1999, respectively)   $1,406,089       2,908,838
                                                 ===========================

Trust units outstanding at the end of
  the period                                        143,689         243,293


               See accompanying notes to financial statements.

                                    FT 291
                  AUTO & TRANSPORTATION GROWTH TRUST SERIES

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Investment income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $0.0096 per unit outstanding based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $0.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

A portion of the Public Offering Price paid by unit holders consisted of equity securities in an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $2,186 were paid at the end of the Trust's initial offering period.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized depreciation at August 31, 2000 follows:

               Unrealized depreciation                           $(273,082)
               Unrealized appreciation                              196,014
                                                                  _________

                                                                  $(77,068)
                                                                  =========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the sponsor over a five-month period ending on September 20, 2000, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the Public Offering Price, which is equivalent to 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made on June 30 and December 31 to unit holders of record on June 15 and December 15. Principal distributions to unit holders, if any, are made on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, principal distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                Period from
                                                                the Initial
                                                              Date of Deposit,
                                                 Year ended  Oct. 15, 1998, to
                                                Aug. 31,2000   Aug. 31, 1999

Investment income - dividends                        $.099           .132
Expenses                                             (.026)         (.017)
                                                  _______________________
    Investment income - net                           .073           .115

Distributions to unit holders:
  Investment income - net                            (.080)         (.058)
  Principal from investment transactions            (1.108)         (.342)

Net gain (loss) on investments                      (1.055)         2.713
                                                  _______________________
    Total increase (decrease) in net assets         (2.170)         2.428

Net assets:
  Beginning of the period                           11.956          9.528
                                                  _______________________

  End of the period                                 $9.786         11.956
                                                  =======================

Investment income - dividends, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (184,299 and 171,399 units in 2000 and 1999, respectively). Distributions to unit holders of Investment income-net reflects the Trust's distributions of approximately $.030 per unit to 190,324 units on December 31, 1999, approximately $.050 per unit to 155,986 units on June 30, 2000 and approximately $.058 per unit to 234,155 units on June 30, 1999. Distributions to unit holders of principal from investment transactions reflects the Trust's distributions of approximately $1.108 per unit to 155,986 units on June 30, 2000 and approximately $.342 per unit to 234,155 units on June 30, 1999. The net gain (loss) on investments per unit during each period includes the effects of changes arising from issuance of additional units during each period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                    FT 291
                  AUTO & TRANSPORTATION GROWTH TRUST SERIES

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                            _____________________
                             P R O S P E C T U S
                            _____________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 291
                    COMMUNICATIONS GROWTH TRUST, SERIES 3
                               1,514,553 UNITS



PROSPECTUS
Part One
Dated December 27, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Communications Growth Trust, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which are involved in the communications industry. At November 16, 2000, each Unit represented a 1/1,514,553 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit of the Trust is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the income and Capital Accounts of the Trust, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) excluding income and principal cash. At November 16, 2000, the Public Offering Price per Unit was $26.594 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 291
                    COMMUNICATIONS GROWTH TRUST, SERIES 3
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                      1,514,553
Fractional Undivided Interest in the Trust per Unit                1/1,514,553
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                   $38,950,976
  Aggregate Value of Securities per Unit                               $25.718
  Income and principal cash (overdraft)in the portfolio              $(86,072)
  Income and principal cash (overdraft) per Unit                       $(.057)
  Sales Charge 3.627% (3.5% of Public Offering Price,
    excluding income and principal cash)                                 $.933
  Public Offering Price per Unit                                       $26.594
Redemption Price and Sponsor's Repurchase Price per Unit
  ($.933 less than the Public Offering Price per Unit)                 $25.661

Date Trust Established                                        October 15, 1998
Mandatory Termination Date                                    October 15, 2003
Evaluator's Annual Fee: $0.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                     Maximum of $0.0035
  of the Sponsor                                             per Unit annually
Bookkeeping and administrative fees                          Maximum of $.0015
  payable to the Sponsor                                     per Unit annually

Trustee's Annual Fee:  $0.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly on the last day of the month to Unit Holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: Last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In Kind Distribution" upon tendering Units for redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 291
Communications Growth Trust, Series 3

We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 291, Communications Growth Trust, Series 3 as of August 31, 2000, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1998, to August 31, 1999. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 291, Communications Growth Trust, Series 3 at August 31, 2000, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1998, to August 31, 1999, in conformity with accounting principles generally accepted in the United States.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
December 11, 2000

                                    FT 291
                    COMMUNICATIONS GROWTH TRUST, SERIES 3

                     STATEMENT OF ASSETS AND LIABILITIES

                               August 31, 2000

                                    ASSETS

Equity securities, at market value (cost, $21,584,870)
  (Note 1)                                                       $48,209,447
Dividends receivable                                                  10,918
Cash                                                                 623,099
Receivable from investment transactions                               28,268
                                                                 ___________
                                                                  48,871,732

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    4,445
Unit redemptions payable                                             121,929
                                                                 ___________
                                                                     126,374
                                                                 ___________

Net assets, applicable to 1,634,323
    outstanding units of fractional
    undivided interest:
  Cost of Trust assets                           $21,584,870
  Net unrealized appreciation (Note 2)            26,624,577
  Distributable funds                              1,482,388
  Less deferred sales charge paid (Note 3)         (909,412)
  Less organization and offering costs
    (Note 1)                                        (37,065)
                                                 ___________

                                                                 $48,745,358
                                                                 ===========

Net asset value per unit                                             $29.826
                                                                 ===========


               See accompanying notes to financial statements.

                                    FT 291
                    COMMUNICATIONS GROWTH TRUST, SERIES 3

                     PORTFOLIO - See notes to portfolio.

                               August 31, 2000


     Number                                                          Market
   of Shares        Name of Issuer of Equity Securities              value

                    Cable TV
     12,927 (1)     AT&T Corporation                                  $407,200
     26,755         Comcast Corporation (Class A Special)              996,624
                    Computer Networking
     19,853 (2)     3Com Corporation                                   330,056
     45,115 (3)     Cisco Systems, Inc.                              3,096,017
     29,429 (2)     Palm, Inc.                                       1,294,876
                    Communications Equipment
    128,248 (4)     ADC Telecommunications, Inc.                     5,250,217
     35,164         Aspect Telecommunications Corporation              793,405
     55,302 (3)     Comverse Technology, Inc.                        5,084,355
     39,258         Lucent Technologies, Inc.                        1,641,495
     74,850 (3)     Nortel Networks Corporation                      6,104,991
     29,286         Tellabs, Inc.                                    1,645,522
                    Communications Services
     13,144         ALLTEL Corporation                                 664,600
     15,111         BellSouth Corporation                              563,837
     19,030         Cable & Wireless Plc (ADR)                       1,051,407
     19,102         Deutsche Telekom AG (ADR)                          743,794
     37,403         Qwest Communications International, Inc.         1,930,930
     13,832         SBC Communications, Inc.                           577,486
     15,480 (5)     Telefonica de Espana SA (ADR)                      887,205
     12,026         Verizon Communications (formerly
                      Bell Atlantic Corporation)                       524,634
     18,365 (6)     WorldCom, Inc. (formerly MCI Worldcom, Inc.)       670,322
                    Wireless Communications
    119,742 (7)     LM Ericsson AB (ADR)                             2,454,711
     64,683 (7)     Nokia Oy (ADR)                                   2,906,725
    106,674 (7)     QUALCOMM, Inc.                                   6,387,106
     53,787 (8)     Vodafone Group Plc (ADR)                         2,201,932
                                                                   ___________

                    Total investments                              $48,209,447
                                                                   ===========


                                    FT 291
                    COMMUNICATIONS GROWTH TRUST, SERIES 3

                              NOTES TO PORTFOLIO

                               August 31, 2000



(1) In July 2000, MediaOne Group, Inc. (MediaOne), one of the Trust's original holdings, was acquired by AT&T Corporation (AT&T). Each shareholder of MediaOne received 1.4912 shares of AT&T for each share of MediaOne held.

(2) In July 2000, 3Com Corporation (3Com), one of the Trust's original holdings, spun off Palm, Inc. (Palm). Each shareholder of 3Com received
      1.4832 shares of Palm for each share of 3Com held.

(3)   The number of shares reflects the effect of a two for one stock split.

(4) The number of shares reflects the effect of two two for one stock splits.

(5)   The number of shares reflects the effect of a 2% stock dividend.

(6)   The number of shares reflects the effect of a three for two stock split.

(7)   The number of shares reflects the effect of a four for one stock split.

(8)   The number of shares reflects the effect of a five for one stock split.



               See accompanying notes to financial statements.

                                    FT 291
                    COMMUNICATIONS GROWTH TRUST, SERIES 3

                           STATEMENTS OF OPERATIONS



                                                                Period from
                                                                the Initial
                                                              Date of Deposit,
                                                Year ended    Oct. 15, 1998 to
                                              Aug. 31, 2000    Aug. 31, 1999

Dividends                                         $140,828          123,092

Expenses:
  Trustee's fees and related expenses             (33,209)         (18,471)
  Evaluator's fees                                 (5,161)          (4,683)
  Supervisory fees                                 (6,852)          (5,839)
  Administrative fees                              (2,758)          (2,768)
                                               ____________________________
Total expenses                                    (47,980)         (31,761)
                                               ____________________________
    Investment income (loss) - net                  92,848           91,331

Net gain (loss) on investments:
  Net realized gain (loss)                      10,680,537        1,522,990
  Change in net unrealized appreciation
    or depreciation                             15,263,362       11,361,215
                                               ____________________________
                                                25,943,899       12,884,205
                                               ____________________________
Net increase (decrease) in net assets
  resulting from operations                    $26,036,747       12,975,536
                                               ============================



               See accompanying notes to financial statements.

                                    FT 291
                    COMMUNICATIONS GROWTH TRUST, SERIES 3

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                Period from
                                                                the Initial
                                                              Date of Deposit
                                                Year ended    Oct. 15, 1998 to
                                              Aug. 31, 2000    Aug. 31, 1999

Net increase (decrease) in net assets
    resulting from operations:
  Investment income (loss) - net                    $92,848          91,331
  Net realized gain (loss) on investments        10,680,537       1,522,990
  Change in net unrealized appreciation
    or depreciation on investments               15,263,362      11,361,215
                                               ____________________________
                                                 26,036,747      12,975,536

Units issued (2,583,468 units in 1999, net
  of deferred sales charges of $904,214 and
  net of organization and offering costs
  of $36,731)                                             -      34,750,320
Units redeemed (611,785 and 352,212 units
  in 2000 and 1999, respectively)              (18,644,487)     (6,207,387)

Distributions to unit holders:
  Investment income - net                          (87,892)        (54,357)
  Principal from investment transactions          (164,623)               -
                                               ____________________________
                                                  (252,515)        (54,357)
                                               ____________________________
Total increase (decrease) in net assets           7,139,745      41,464,112

Net assets:
  At the beginning of the period
    (representing 2,246,108 and 14,852
    units outstanding at August 31, 1999
    and October 15, 1998, respectively)          41,605,613         141,501
                                               ____________________________
  At the end of the period (including
    distributable funds applicable to
    Trust units of $1,482,388 and $765,464
    at August 31, 2000 and 1999, respectively)  $48,745,358      41,605,613
                                               ============================

Trust units outstanding at the end of
  the period                                      1,634,323       2,246,108


               See accompanying notes to financial statements.

                                    FT 291
                    COMMUNICATIONS GROWTH TRUST, SERIES 3

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Investment income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $0.0096 per unit outstanding based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $0.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

A portion of the Public Offering Price paid by unit holders consisted of equity securities in an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $37,065 were paid at the end of the Trust's initial offering period.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at August 31, 2000 follows:

               Unrealized appreciation                          $27,805,552
               Unrealized depreciation                          (1,180,975)
                                                                ___________

                                                                $26,624,577
                                                                ===========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the sponsor over a five-month period ending on September 20, 2000, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the Public Offering Price, which is equivalent to 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made on June 30 and December 31 to unit holders of record on June 15 and December 15. Principal distributions to unit holders, if any, are made on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, principal distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                Period from
                                                                the Initial
                                                              Date of Deposit,
                                                 Year ended  Oct. 15, 1998, to
                                                Aug. 31,2000   Aug. 31, 1999

Investment income - dividends                        $.072           .070
Expenses                                             (.025)         (.018)
                                                  _______________________
    Investment income - net                           .047           .052

Distributions to unit holders:
  Investment income - net                            (.047)         (.022)
  Principal from investment transactions             (.079)             -

Net gain (loss) on investments                      11.382          8.966
                                                  _______________________
    Total increase (decrease) in net assets         11.303          8.996

Net assets:
  Beginning of the period                           18.523          9.527
                                                  _______________________

  End of the period                                $29.826         18.523
                                                  =======================

Investment income - dividends, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (1,957,837 and 1,743,499 units in 2000 and 1999, respectively). Distributions to unit holders of Investment income-net reflects the Trust's distributions of approximately $.017 per unit to 2,089,129 units on December 31, 1999, approximately $.030 per unit to 1,740,071 units on June 30, 2000 and approximately $.022 per unit to 2,426,667 units on June 30, 1999. Distributions to unit holders of Principal from investment transactions reflects the Trust's distribution of approximately $.079 per unit to 2,089,129 units on December 31, 1999. The net gain (loss) on investments per unit during the period ended August 31, 1999 includes the effects of changes arising from issuance of 2,583,468 additional units during the period at net asset values which differed from the net asset value per unit of the original 14,852 units ($9.527 per unit) on October 15, 1998.

                                    FT 291
                    COMMUNICATIONS GROWTH TRUST, SERIES 3

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                            _____________________
                             P R O S P E C T U S
                            _____________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 291
                       INTERNET GROWTH TRUST, SERIES 5
                               2,504,614 UNITS



PROSPECTUS
Part One
Dated December 27, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Internet Growth Trust, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which the Sponsor believes are positioned to take advantage of the rapid growth of the Internet. At November 16, 2000, each Unit represented a 1/2,504,614 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit of the Trust is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the income and Capital Accounts of the Trust, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) excluding income and principal cash. At November 16, 2000, the Public Offering Price per Unit was $31.437 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 291
                       INTERNET GROWTH TRUST, SERIES 5
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                      2,504,614
Fractional Undivided Interest in the Trust per Unit                1/2,504,614
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                   $76,061,167
  Aggregate Value of Securities per Unit                               $30.368
  Income and principal cash (overdraft) in the portfolio             $(79,555)
  Income and principal cash (overdraft) per Unit                       $(.032)
  Sales Charge 3.627% (3.5% of Public Offering Price,
    excluding income and principal cash)                                $1.101
  Public Offering Price per Unit                                       $31.437
Redemption Price and Sponsor's Repurchase Price per Unit
  ($1.101 less than the Public Offering Price per Unit)                $30.336

Date Trust Established                                        October 15, 1998
Mandatory Termination Date                                    October 15, 2003
Evaluator's Annual Fee: $0.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                     Maximum of $0.0035
  of the Sponsor                                             per Unit annually
Bookkeeping and administrative fees                          Maximum of $.0015
  payable to the Sponsor                                     per Unit annually

Trustee's Annual Fee:  $0.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly on the last day of the month to Unit Holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: Last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In Kind Distribution" upon tendering Units for redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 291
Internet Growth Trust, Series 5

We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 291, Internet Growth Trust, Series 5 as of August 31, 2000, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1998, to August 31, 1999. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 291, Internet Growth Trust, Series 5 at August 31, 2000, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1998, to August 31, 1999, in conformity with accounting principles generally accepted in the United States.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
December 11, 2000

                                    FT 291
                       INTERNET GROWTH TRUST, SERIES 5

                     STATEMENT OF ASSETS AND LIABILITIES

                               August 31, 2000

                                    ASSETS

Equity securities, at market value (cost, $37,586,659)
  (Note 1)                                                      $108,045,881
Dividends receivable                                                   2,259
Cash                                                                 968,016
Receivable from investment transaction                               325,471
                                                                ____________
                                                                 109,341,627

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    7,202
Unit redemptions payable                                             482,371
                                                                ____________
                                                                     489,573
                                                                ____________

Net assets, applicable to 2,664,418
    outstanding units of fractional
    undivided interest:
  Cost of Trust assets                           $37,586,659
  Net unrealized appreciation (Note 2)            70,459,222
  Distributable funds                              2,447,648
  Less deferred sales charge (Note 3)            (1,567,532)
  Less organization and offering
    costs (Note 1)                                  (73,943)
                                                 ___________

                                                                $108,852,054
                                                                ============

Net asset value per unit                                             $40.854
                                                                 ===========


               See accompanying notes to financial statements.

                                    FT 291
                       INTERNET GROWTH TRUST, SERIES 5

                     PORTFOLIO - See notes to portfolio.

                               August 31, 2000


     Number                                                          Market
   of Shares        Name of Issuer of Equity Securities              value

                    Access/Information Providers
     20,552 (1)     AT&T Corporation                                   647,388
     78,609 (2)     America Online, Inc.                             4,608,453
     70,158         Earthlink, Inc. (formerly MindSpring
                      Enterprises, Inc.)                               789,278
     43,482         First Data Corporation                           2,073,570
     59,634         Qwest Communications International, Inc.         3,078,605
     30,025 (3)     WorldCom, Inc. (formerly MCI WorldCom, Inc.)     1,095,912
                    Communications Equipment
     63,848         Lucent Technologies, Inc.                        2,669,676
     46,884         Tellabs, Inc.                                    2,634,318
                    Computer Networking
     31,772 (4)     3Com Corporation                                   528,210
     71,623 (2)     Cisco Systems, Inc.                              4,915,128
     46,949 (4)     Palm, Inc.                                       2,065,756
                    Computer Services
     63,087         Cambridge Technology Partners, Inc.                388,364
                    Computers
      6,955 (5)     Agilent Technologies, Inc.                         419,477
     36,602         Compaq Computer Corporation                      1,246,774
     34,752         Dell Computer Corporation                        1,516,056
     18,286 (5)     Hewlett-Packard Company                          2,208,034
     80,366 (2)     Sun Microsystems, Inc.                          10,201,499
                    Internet Content
    175,055 (2)     CMGI, Inc.                                       7,833,711
                    Retailing
    270,078         E*TRADE Group, Inc.                              4,793,886
     99,209 (3)     Charles Schwab Corporation                       3,788,593
                    Semiconductors
     45,335 (2)     Intel Corporation                                3,394,458
                    Software
    239,492 (6)     Check Point Software Technologies, Ltd.         34,921,047
     18,939         Microsoft Corporation                            1,322,188
     30,444         Network Associates, Inc.                           787,738
    111,260 (2)     Oracle Corporation                              10,117,762
                                                                  ____________

                    Total investments                             $108,045,881
                                                                  ============


                                    FT 291
                       INTERNET GROWTH TRUST, SERIES 5

                              NOTES TO PORTFOLIO

                               August 31, 2000



(1) In July 2000, MediaOne Group, Inc. (MediaOne), one of the Trust's original holdings, was acquired by AT&T Corporation. (AT&T). Each shareholder of MediaOne received 1.4912 shares of AT&T for each share of MediaOne held.

(2)   The number of shares reflects the effect of a two for one stock split.

(3)   The number of shares reflects the effect of a three for two stock split

(4) In July 2000, 3Com Corporation (3Com), one of the Trust's original holdings, spun off Palm, Inc. (Palm). Each shareholder of 3Com received
      1.4832 shares of Palm for each share of 3Com held.

(5) In May 2000, Hewlett-Packard Company ( HP), one of the Trust's original holdings, spun off Agilent Technologies, Inc. (Agilent). Each shareholder of HP received .3814 shares of Agilent for each share of HP held.

(6) The number of shares reflects the effect of two two for one stock splits.



               See accompanying notes to financial statements.

                                    FT 291
                       INTERNET GROWTH TRUST, SERIES 5

                           STATEMENTS OF OPERATIONS



                                                                Period from
                                                                the Initial
                                                              Date of Deposit,
                                                Year ended    Oct. 15, 1998 to
                                              Aug. 31, 2000    Aug. 31, 1999

Dividends                                          $40,221          $30,673

Expenses:
  Trustee's fees and related expenses             (48,816)         (32,411)
  Evaluator's fees                                 (8,147)          (9,475)
  Supervisory fees                                (10,761)         (11,920)
  Administrative fees                              (4,469)          (5,108)
                                               ____________________________
Total expenses                                    (72,193)         (58,914)
                                               ____________________________
    Investment income (loss) - net                (31,972)         (28,241)

Net gain (loss) on investments:
  Net realized gain (loss)                      17,826,202        9,080,572
  Change in net unrealized appreciation
    or depreciation                             44,151,526       26,307,696
                                               ____________________________
                                                61,977,728       35,388,268
                                               ____________________________
Net increase (decrease) in net assets
  resulting from operations                    $61,945,756      $35,360,027
                                               ============================



               See accompanying notes to financial statements.

                                    FT 291
                       INTERNET GROWTH TRUST, SERIES 5

                     STATEMENTS OF CHANGES IN NET ASSETS



                                                                Period from
                                                                the Initial
                                                              Date of Deposit
                                                Year ended    Oct. 15, 1998 to
                                              Aug. 31, 2000    Aug. 31, 1999

Net increase (decrease) in net assets
    resulting from operations:
  Investment income (loss) - net                  $(31,972)        (28,241)
  Net realized gain (loss) on investments        17,826,202       9,080,572
  Change in net unrealized appreciation
    or depreciation on investments               44,151,526      26,307,696
                                             ______________________________
                                                 61,945,756      35,360,027

Units issued (30,103 and 4,463,946 units
  in 2000 and 1999, respectively, net of
  deferred sales charges of $1,562,381 in
  1999 and net of organization and offering
  costs of $73,612 in 1999)                         843,791      65,978,126
Units redeemed (865,588 and 978,761 units
  in 2000 and 1999, respectively)              (29,999,237)    (23,775,378)

Distributions to unit holders:
  Investment income - net                                 -               -
  Principal from investment transactions        (1,641,262)               -
                                             ______________________________
                                                (1,641,262)               -
                                             ______________________________
Total increase (decrease) in net assets          31,149,048      77,562,775

Net assets:
  At the beginning of the period
    (representing 3,499,903 and 14,718
    units outstanding at August 31, 1999
    and October 15, 1998, respectively)          77,703,006         140,231
                                             ______________________________
  At the end of the period (including
    distributable funds applicable to
    Trust units of $2,447,648 and
    $1,400,155 at August 31, 2000 and
    1999, respectively)                        $108,852,054      77,703,006
                                              =============================

Trust units outstanding at the end of
  the period                                      2,664,418       3,499,903


               See accompanying notes to financial statements.

                                    FT 291
                       INTERNET GROWTH TRUST, SERIES 5

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Investment income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $0.0096 per unit outstanding based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $0.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

A portion of the Public Offering Price paid by unit holders consisted of equity securities in an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $73,943, were paid at the end of the Trust's initial offering period.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at August 31, 2000 follows:

               Unrealized appreciation                          $75,074,383
               Unrealized depreciation                          (4,615,161)
                                                                ___________

                                                                $70,459,222
                                                                ===========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the sponsor over a five-month period ending on September 20, 2000, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the Public Offering Price, which is equivalent to 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders (if any) are made on June 30 and December 31 to unit holders of record on June 15 and December 15. Principal distributions to unit holders, if any, are made on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, principal distributions, if any, will be made in December of each year. The Trust made no distributions during the period ended August 31, 1999.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                Period from
                                                                the Initial
                                                              Date of Deposit,
                                                 Year ended  Oct. 15, 1998, to
                                                Aug. 31,2000   Aug. 31, 1999

Investment income - dividends                        $.013           .009
Expenses                                             (.023)         (.017)
                                                  _______________________
    Investment income (loss) - net                   (.010)         (.008)

Distributions to unit holders:
  Investment income - net                               -               -
  Principal from investment transactions             (.574)             -

Net gain (loss) on investments                      19.237         12.681
                                                  _______________________
    Total increase (decrease) in net assets         18.653         12.673

Net assets:
  Beginning of the period                           22.201          9.528
                                                  _______________________

  End of the period                                $40.854         22.201
                                                  =======================

Investment income - dividends, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during each period (3,074,499 and 3,370,528 units in 2000 and 1999, respectively). Distributions to unit holders of Principal from investment transactions reflects the Trust's distribution of approximately $.574 per unit to 2,858,698 units on May 31, 2000. The net gain (loss) on investments per unit during each period includes the effects of changes arising from issuance of additional units during each period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                    FT 291
                       INTERNET GROWTH TRUST, SERIES 5

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                            _____________________
                             P R O S P E C T U S
                            _____________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 291
                REGIONAL BANK & THRIFT GROWTH TRUST, SERIES 2
                                618,076 UNITS



PROSPECTUS
Part One
Dated December 27, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Regional Bank & Thrift Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which are involved in the bank and thrift industry. At November 16, 2000, each Unit represented a 1/618,076 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit of the Trust is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the income and Capital Accounts of the Trust, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) excluding income and principal cash. At November 16, 2000, the Public Offering Price per Unit was $10.830 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other retirement plans).

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 291
                REGIONAL BANK & THRIFT GROWTH TRUST, SERIES 2
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        618,076
Fractional Undivided Interest in the Trust per Unit                  1/618,076
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                    $6,472,608
  Aggregate Value of Securities per Unit                               $10.472
  Income and principal cash (overdraft) in the portfolio             $(13,633)
  Income and principal cash (overdraft) per Unit                       $(.022)
  Sales Charge 3.627% (3.5% of Public Offering Price,
    excluding income and principal cash)                                 $.380
  Public Offering Price per Unit                                       $10.830
Redemption Price and Sponsor's Repurchase Price per Unit
  ($.380 less than the Public Offering Price per Unit)                 $10.450

Date Trust Established                                        October 15, 1998
Mandatory Termination Date                                    October 15, 2003
Evaluator's Annual Fee: $0.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                      Maximum of $0.0035
  of the Sponsor                                             per Unit annually
Bookkeeping and administrative fees                          Maximum of $.0015
  payable to the Sponsor                                     per Unit annually

Trustee's Annual Fee:  $0.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly on the last day of the month to Unit Holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: Last day of each June and December.
A Unit holder who owns at least 1,000 Units may request an "In Kind Distribution" upon tendering Units for redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 291
Regional Bank & Thrift Growth Trust, Series 2

We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 291, Regional Bank & Thrift Growth Trust, Series 2 as of August 31, 2000, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1998, to August 31, 1999. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 291, Regional Bank & Thrift Growth Trust, Series 2 at August 31, 2000, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1998, to August 31, 1999, in conformity with accounting principles generally accepted in the United States.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
December 11, 2000

                                    FT 291
                REGIONAL BANK & THRIFT GROWTH TRUST, SERIES 2

                     STATEMENT OF ASSETS AND LIABILITIES

                               August 31, 2000

                                    ASSETS

Equity securities, at market value (cost, $6,906,055)
  (Note 1)                                                        $7,346,842
Dividends receivable                                                   8,155
Receivable from investment transactions                               10,457
                                                                  __________
                                                                   7,365,454

                          LIABILITIES AND NET ASSETS

Cash overdraft                                                        11,026
Accrued liabilities                                                    1,856
Unit redemptions payable                                              12,539
                                                                  __________
                                                                      25,421
                                                                  __________

Net assets, applicable to 669,513
    outstanding units of fractional
    undivided interest:
  Cost of Trust assets                            $6,906,055
  Net unrealized appreciation (Note 2)               440,787
  Distributable funds                                450,527
  Less deferred sales charge paid (Note 3)         (434,929)
  Less organization and offering
    costs (Note 1)                                  (22,407)
                                                  __________

                                                                  $7,340,033
                                                                  ==========

Net asset value per unit                                             $10.963
                                                                  ==========


               See accompanying notes to financial statements.

                                    FT 291
                REGIONAL BANK & THRIFT GROWTH TRUST, SERIES 2

                     PORTFOLIO - See notes to portfolio.

                               August 31, 2000


     Number                                                          Market
   of Shares        Name of Issuer of Equity Securities              value

                    Banks
      9,891 (1)     AmSouth Bancorporation                            $180,511
     26,593 (2)     Banknorth Group, Inc.                              435,460
      6,849         Chittenden Corporation                             187,491
     17,316         Colonial BancGroup, Inc.                           168,831
      5,524 (3)     Commerce Bancshares, Inc.                          198,864
     11,983         Community First Bankshares, Inc.                   215,694
      8,970         Compass Bancshares, Inc.                           163,702
      8,338         Cullen/Frost Bankers, Inc.                         258,478
      8,717         First BanCorp                                      169,982
     11,036         First Security Corporation                         168,299
      9,548         GBC Bancorp                                        361,631
      8,891 (4)     Hudson United Bancorp, Inc. (formerly
                      HUBCO, Inc.)                                     223,947
      8,577         Irwin Financial Corporation                        127,051
        478         M&T Bank Corporation                               231,681
     10,026         North Fork Bancorporation, Inc.                    179,215
      7,294         Oriental Financial Group, Inc.                      95,734
      5,955         Provident Financial Group, Inc.                    156,694
     27,417 (5)     Silicon Valley Bancshares                        1,579,905
     15,437         Sterling Bancshares, Inc.                          218,773
     10,016         TCF Financial Corporation                          328,655
      9,978         Texas Regional Bancshares, Inc. (Class A)          254,439
      9,708         Webster Financial Corporation                      239,360
      4,436         Zions Corporation                                  198,511
                    Thrifts
      9,259 (3)     Charter One Financial, Inc.                        219,901
      9,200         Commercial Federal Corporation                     166,180
      9,175         Flagstar Bancorp, Inc.                             107,806
      7,198         GreenPoint Financial Corporation                   188,048
      8,461         MAF Bancorp, Inc.                                  181,910
     16,481         Sovereign Bancorp, Inc.                            140,089
                                                                    __________

                    Total investments                               $7,346,842
                                                                    ==========


                                    FT 291
                REGIONAL BANK & THRIFT GROWTH TRUST, SERIES 2

                              NOTES TO PORTFOLIO

                               August 31, 2000



(1) In October 1999, First American Corporation (First American), one of the Trust's original holdings, was acquired by AmSouth Bancorporation (AmSouth). Each shareholder of First American received 1.871 shares of AmSouth for each share of First American held.

(2) In May 2000, Banknorth Group, Inc. (Banknorth), one of the Trust's original holdings, was acquired by People's Heritage Financial Group, Inc. (People's), which was also one of the Trust's original holdings. Each shareholder of Banknorth received 1.825 shares of People's for each share of Banknorth held. Concurrently, the name of the combined company was changed to Banknorth Group, Inc.

(3)   The number of shares reflects the effect of a 5% stock dividend.

(4)   The number of shares reflects the effect of a 3% stock dividend.

(5)   The number of shares reflects the effect of a two for one stock split.



               See accompanying notes to financial statements.

                                    FT 291
                REGIONAL BANK & THRIFT GROWTH TRUST, SERIES 2

                           STATEMENTS OF OPERATIONS



                                                                Period from
                                                                the Initial
                                                              Date of Deposit,
                                                Year ended    Oct. 15, 1998 to
                                              Aug. 31, 2000    Aug. 31, 1999

Dividends                                         $185,796        216,980

Expenses:
  Trustee's fees and related expenses             (17,694)        (9,047)
  Evaluator's fees                                 (2,396)        (2,597)
  Supervisory fees                                 (3,642)        (3,131)
  Administrative fees                              (1,243)        (1,342)
                                                 ________________________
Total expenses                                    (24,975)       (16,117)
                                                 ________________________
    Investment income - net                        160,821        200,863

Net gain (loss) on investments:
  Net realized gain (loss)                       (411,624)         24,350
  Change in net unrealized appreciation
    or depreciation                              1,121,908      (681,121)
                                                 ________________________
                                                   710,284      (656,771)
                                                 ________________________
Net increase (decrease) in net assets
  resulting from operations                       $871,105      (455,908)
                                                 ========================



               See accompanying notes to financial statements.

                                    FT 291
                REGIONAL BANK & THRIFT GROWTH TRUST, SERIES 2

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                Period from
                                                                the Initial
                                                              Date of Deposit
                                                Year ended    Oct. 15, 1998 to
                                              Aug. 31, 2000    Aug. 31, 1999

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                          $160,821         200,863
  Net realized gain (loss) on investments         (411,624)          24,350
  Change in net unrealized appreciation
    or depreciation on investments                1,121,908       (681,121)
                                                ___________________________
                                                    871,105       (455,908)

Units issued (3,210 and 1,255,022 units in
  2000 and 1999, respectively, net of
  deferred sales charges of $429,656 in 1999
  and net of organization and offering
  costs of $22,068 in 1999)                          33,177      12,979,043
Units redeemed (442,450 and 161,334 units in
  2000 and 1999, respectively)                  (4,187,657)     (1,742,581)

Distributions to unit holders:
  Investment income - net                         (162,493)       (138,187)
  Principal from investment transactions                  -               -
                                                ___________________________
                                                  (162,493)       (138,187)
                                                ___________________________
Total increase (decrease) in net assets         (3,445,868)      10,642,367

Net assets:
  At the beginning of the period
    (representing 1,108,753 and 15,065 units
    outstanding at August 31, 1999 and
    October 15, 1998, respectively)              10,785,901         143,534
                                                ___________________________
  At the end of the period (including
    distributable funds applicable to
    Trust units of $450,527 and $385,640
    at August 31, 2000 and 1999, respectively)   $7,340,033      10,785,901
                                                 ==========================

Trust units outstanding at the end of
  the period                                        669,513       1,108,753


               See accompanying notes to financial statements.

                                    FT 291
                REGIONAL BANK & THRIFT GROWTH TRUST, SERIES 2

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Investment income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $0.0096 per unit outstanding based on the largest aggregate number of units outstanding during the calendar year. In addition, the Evaluator will receive an annual fee based on $0.0030 per unit outstanding. The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

A portion of the Public Offering Price paid by unit holders consisted of equity securities in an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $22,407 were paid at the end of the Trust's initial offering period.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at August 31, 2000 follows:

               Unrealized appreciation                           $1,579,940
               Unrealized depreciation                          (1,139,153)
                                                                 __________

                                                                   $440,787
                                                                 ==========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the sponsor over a five-month period ending on September 20, 2000, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the Public Offering Price, which is equivalent to 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made on June 30 and December 31 to unit holders of record on June 15 and December 15. Principal distributions to unit holders, if any, are made on the last day of the month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, principal distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                Period from
                                                                the Initial
                                                              Date of Deposit,
                                                 Year ended  Oct. 15, 1998, to
                                                Aug. 31,2000   Aug. 31, 1999

Investment income - dividends                        $.216          $.224
Expenses                                             (.029)         (.016)
                                                  _______________________
    Investment income - net                           .187           .208

Distributions to unit holders:
  Investment income - net                            (.196)         (.124)
  Principal from investment transactions                -               -

Net gain (loss) on investments                       1.244           .116
                                                  _______________________
    Total increase (decrease) in net assets          1.235           .200

Net assets:
  Beginning of the period                            9.728          9.528
                                                  _______________________

  End of the period                                $10.963          9.728
                                                  =======================

Investment income - dividends, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (862,062 and 966,899 units in 2000 and 1999, respectively). Distributions to unit holders of Investment income-net reflects the Trust's distributions of approximately $.094 per unit to 958,960 units on December 31, 1999, approximately $.102 per unit to 711,630 units June 30, 2000, approximately $.032 per unit to 754,450 units on December 31, 1998 and approximately $.092 per unit to 1,236,286 units on June 30, 1999. The net gain (loss) on investments per unit during each period includes the effects of changes arising from issuance of additional units during each period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                    FT 291
                REGIONAL BANK & THRIFT GROWTH TRUST, SERIES 2

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                            _____________________
                             P R O S P E C T U S
                            _____________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.






                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                          NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                    ONLY BE USED WITH PART ONE
Dated May 31, 2000                                      AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   First Trust (registered trademark)

                             1-800-621-9533

                           Table of Contents

The FT Series                                             3
Risk Factors                                              3
Public Offering                                           4
Distribution of Units                                     5
The Sponsor's Profits                                     6
The Secondary Market                                      6
How We Purchase Units                                     6
Expenses and Charges                                      6
Tax Status                                                7
Retirement Plans                                          9
Rights of Unit Holders                                    9
Income and Capital Distributions                         10
Redeeming Your Units                                     11
Removing Securities from a Trust                         12
Amending or Terminating the Indenture                    13
Information on the Sponsor, Trustee and Evaluator        13
Other Information                                        14

                      The FT Series

The FT Series Defined.

We, Nike Securities L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special Situations Trust. See Part One for a description of the series and Trusts for which this Part Two Prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among Nike Securities L.P., as Sponsor, The Chase Manhattan Bank as Trustee and First Trust Advisors L.P. as Portfolio Supervisor and Evaluator, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "The Objective of the Trusts" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                      Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons including, the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in certain of the Trusts may be issued by companies with market capitalizations of less than $1 billion. The share prices of these small-cap companies are often more volatile than those of larger companies as a result of several factors common to many such issuers, including limited trading volumes, products or financial resources, management inexperience and less publicly available information.

Dividends. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. The closed-end investment companies in turn invest in other securities. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                     Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate underlying value of the Securities;

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

The Value of the Securities.

The Evaluator will appraise the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Securities in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Investment Comparisons.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek,

Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance.

                  The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                  The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                  How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                  Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

As Sponsor, we will be compensated for providing bookkeeping and other administrative services to the Trusts, and will receive brokerage fees when a Trust uses us (or an affiliate of ours) as agent in buying or selling Securities. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating those Trusts' registration statements yearly are also now chargeable to such Trusts. Historically, we paid these fees and expenses. First Trust Advisors L.P., an affiliate of ours, acts as both Portfolio Supervisor and Evaluator to the Trusts and will receive the fees set forth under "Summary of Essential Information" in Part One of this prospectus for providing portfolio supervisory and evaluation services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts.

The fees payable to us, First Trust Advisors L.P. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status."

Each Trust will be audited annually. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit.
Otherwise, each Trust will pay for the audit. You can request a copy of the audited financial statements from the Trustee.

                       Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences.

Assets of the Trusts.

Each Trust will hold one or more of the following: (i) stock in domestic and foreign corporations (the "Stocks"), (ii) interests in real estate investment trusts (the "REIT Shares"), (iii) Trust Preferred Securities (the "Debt Obligations") and (iv) shares in funds qualifying as regulated investment companies (the "RIC Shares"). All of the foregoing assets constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity, the Debt Obligations constitute debt and that the RIC Shares and the REIT Shares constitute qualifying shares in regulated investment companies and real estate investment trusts, respectively, for federal income tax purposes.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, each Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (i.e., interest, dividends, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income is considered to be received by the Trust. This is true even if you elect to have your distributions automatically reinvested into additional Units.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total proceeds received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to its value on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your

Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits or in the case of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the lowest tax bracket). Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units or the date your Trust purchases a Trust Asset to determine the holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code may, however, treat certain capital gains as ordinary income in special situations (for example, in the case of gain on the Debt Obligations attributable to market discount). In addition, capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may qualify as "capital gain dividends," taxable to you as long-term capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. The basis of your Unit and of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation (not including unaccrued original issue discount). Market discount can arise based on the price your Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is sold or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units included accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs. Distributions on a RIC Share are eligible for the dividends received deduction only to the extent that the dividends received by the Unit owner are attributable to dividends received by the RIC itself from certain domestic corporations and are designated by the RIC as being eligible for the dividends received deduction. Finally, because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

In-Kind Distributions.

Under certain circumstances, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive an undivided interest in Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by your Trust. However, if you also receive cash in exchange for a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such fractional portion of the Trust Asset.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. However, individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Interest and dividend payments on your Trust Assets of foreign companies that are paid to your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

                    Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                 Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

            Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service

 ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                  Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, no In-Kind Distribution requests submitted during the nine business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

            Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from each Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

          Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to all Unit holders which will specify how you should tender your certificates, if any, to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send you a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

    Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, Nike Securities L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $27 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 1999, the total partners' capital of Nike Securities L.P. was $19,881,035 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th Floor, New York, New York, 10004-2413. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                    Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

Ernst & Young LLP, independent auditors, have audited the Trusts' statements of net assets, including the schedules of investments, appearing in each Part One of this prospectus, as set forth in their report. We've included the Trusts' statements of net assets, including the schedules of investments, in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing.

                 This page is intentionally left blank.

Page 15


                   FIRST TRUST (registered trademark)

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                          NIKE SECURITIES L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                              May 31, 2000

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 16



              America's Leading Brands Growth Trust Series
            America's Leading Brands Growth Portfolio Series
                America's Leading Brands Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

PROSPECTUS                          NOTE: THIS PART THREE PROSPECTUS
Part Three                                     MAY ONLY BE USED WITH
Dated November 30, 2000                        PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of companies considered to be leaders in their industries.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Consumer Products Industry. Because more than 25% of each Trust is invested in consumer products companies, each Trust is considered to be concentrated in the consumer products industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General risks of these companies include cyclicality of revenues and earnings, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer products is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer products companies.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

              America's Leading Brands Growth Trust Series
            America's Leading Brands Growth Portfolio Series
                America's Leading Brands Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                  Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust  (R)

                 America's Leading Brands Growth Trust Series
                America's Leading Brands Growth Portfolio Series
                     America's Leading Brands Portfolio Series

                 The First Trust (R) Special Situations Trust
                               The FT Series

                           Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated November 30, 2000. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Consumer Products                                           1


Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Consumer Products. An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in an investment in the consumer products industry in general. These include the cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, product liability litigation and other litigation resulting from accidents, extensive competition (including that of low-cost foreign competition), unfunded pension fund liabilities and employee and retiree benefit costs and financial deterioration resulting from leveraged buy-outs, takeovers or acquisitions. In general, expenditures on consumer products will be affected by the economic health of consumers. A weak economy with its consequent effect on consumer spending would have an adverse effect on consumer products

Page 1

companies. Other factors of particular relevance to the profitability of the industry are the effects of increasing environmental regulation on packaging and on waste disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect on foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, health concerns relating to the consumption of certain products, the effect of demographics on consumer demand, the availability and cost of raw materials and the ongoing need to develop new products and to improve productivity.

Page 2



                AUTO & TRANSPORTATION GROWTH TRUST SERIES

                                FT Series

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated December 29, 2000                          PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by companies in the air freight, airlines, motor vehicles, parts and accessories, railroads, and trucking industries. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks issued by companies in the air freight, airlines, motor vehicles, parts and accessories, railroads, and trucking industries (the "Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities which are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market.

An investment in Units of the Trust should be made with an understanding of the problems and risks inherent in an investment in the automotive and transportation industries in general. Companies included in these industries include air freight companies, airlines, motor vehicle manufacturers, motor vehicle parts and accessories manufacturers, railroads and trucking companies. Certain or all of companies in the automotive and transportation industries are subject to intense competition, cyclical revenues, high research and development costs, high costs in purchasing and maintaining equipment, labor unrest and reduced demand for their products or services during periods of economic slowdown.

Government authorities impose a variety of regulations on auto and transportation companies. These regulations address issues such as driver/pilot qualifications, safety standards, rates, routes, vehicle maintenance, operational standards, fuel consumption and pollution controls. Any change or increase in regulations could negatively impact the operating results of these companies. As many governments increasingly focus on environmental issues, automotive and transportation companies could also face increased costs associated with complying with reduced emissions requirements or environmental cleanup. On the other hand, any future deregulation of regulated industries could result in increased competition, which could limit profitability within the industry.

The earnings of auto and transportation companies are highly dependent on the price and availability of fuel. A significant increase in the price of fuel could negatively impact these companies. Auto and transportation companies can face significant liabilities resulting from accidents which injure passengers or damage cargo or other property. While companies may be insured against these liabilities, any accident could have a significantly negative impact on a company. Many auto and transportation companies have been subject to seasonal trends due to customer demands. These companies may exhibit especially strong results during certain seasons of the year, but may also exhibit especially weak results during others. In addition, the United States government is a significant customer of many aerospace companies. As a result, these companies may be particularly dependent on congressional appropriations, administrative allotment of funds and changes in government policies that may reflect military and political developments.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                          Percent of          Percent of
Dollar Amount of Transaction              Offering            Net Amount
at Public Offering Price*                 Price               Invested
____________________________              __________          __________
$ 50,000 but less than $100,000           0.25%               0.2506%
$100,000 but less than $250,000           0.50%               0.5025%
$250,000 but less than $500,000           1.00%               1.0101%
$500,000 or more                          2.00%               2.0408%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

A dealer will receive from the Sponsor a dealer concession of 65% of the total sales charge for Units sold.

Any such reduced sales charge shall be the responsibility of the party making the sale. The reduced sales charge structure will apply on all purchases of Units of a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and the broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                Auto & Transportation Growth Trust Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                   Communications Growth Trust Series
                 Communications Growth Portfolio Series
                     Communications Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated November 30, 2000                          PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of communications companies, diversified across domestic and international companies involved in communications services, data networking/communications equipment and wireless communications.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Communications Industry. Because more than 25% of each Trust is invested in communications companies, each Trust is considered to be concentrated in the communications industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Communications companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Rapid deregulation, both in the United States and internationally, allows companies to develop products and services for a larger market, but also exposes them to fierce global competition.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                   Communications Growth Trust Series
                 Communications Growth Portfolio Series
                     Communications Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                               Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust (R)

                     Communications Growth Trust Series
                    Communications Growth Portfolio Series
                       Communications Portfolio Series

                  The First Trust (R) Special Situations Trust
                              The FT Series

                           Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated November 30, 2000. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Communications                                              1


Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Communications. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be

Page 1

able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Trust's portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2


                      Internet Growth Trust Series
                    Internet Growth Portfolio Series
                        Internet Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated November 30, 2000                         PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of technology companies which provide products or services for, or conduct business on, the Internet.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in technology companies, these Trusts are considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                      Internet Growth Trust Series
                    Internet Growth Portfolio Series
                        Internet Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust  (R)

                        Internet Growth Trust Series
                      Internet Growth Portfolio Series
                         Internet Portfolio Series

                The First Trust (R) Special Situations Trust
                               The FT Series

                           Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated November 30, 2000. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Litigation
   Microsoft Corporation                                       1
Concentration
   Technology                                                  2


Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with Sun Microsystems, Inc., the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include copyright infringement, unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The court entered into a final judgment on June 7, 2000 in which it called for Microsoft to be broken up into two

Page 1

separate companies, one composed of the company's operating systems and the other containing its applications software business. The court also called for significant operating restrictions to be placed on the company until such time as the separation was completed. Microsoft has stated that it will appeal the rulings against it after the penalty phase and final decree. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. For example, recent proposals would prohibit the distribution of obscene, lascivious or indecent communications on the Internet. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

Page 2


               REGIONAL BANK & THRIFT GROWTH TRUST SERIES

                                FT Series

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated May 31, 2000                               PART ONE AND PART TWO

The Trusts. The Trusts consist of a diversified portfolio of common stocks issued by banks and thrifts. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for capital appreciation potential through an investment in a diversified portfolio of common stocks as described above ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. Recent changes in interstate banking laws have expanded the industry's ability to consolidate, generating a wave of takeovers and mergers. On the Initial Date of Deposit, the Sponsor believed the consolidation activity, along with attractive valuations, and improving fundamentals within the industry, created a unique opportunity for investors seeking above-average growth potential. The following factors supported the Sponsor's positive outlook for companies in the bank and thrift industry:

- Despite consistent earnings growth, on average the companies included in the portfolio traded at below-market price to earnings ratios at the Initial Date of Deposit.

- As of the Initial Date of Deposit, companies in this sector were poised to benefit from strong and improving fundamentals as both businesses and consumers increased their levels of borrowing as a result of low interest rates.

- The bank and thrift industry continued to experience significant consolidation as larger institutions acquired smaller banks and thrifts. Therefore, the overall number of banks and thrifts had been steadily declining. The Sponsor believed greater distribution, geographic and product diversification, and less competition in a given market were the primary factors favoring continued consolidation activity. Investors may benefit from takeover premiums if any of the companies in a Trust are acquired.

In general, the Sponsor believed the companies selected for the Trusts had above-average growth prospects for sales and earnings, established market shares for their services, and lower than average debt. In addition, the Sponsor believed that employing a "buy and hold" philosophy encourages investors to be disciplined and patient while looking at the future prospects of the companies, rather than focusing on short-term performance. There is, however, no assurance that the objective of the Trusts will be achieved.

Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Recently, bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

estate. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Securities in the Trust's portfolio cannot be predicted with certainty. The recently enacted financial-services overhaul legislation will allow banks, securities firms and insurance companies to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation will likely result in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking which has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Starting in mid-1997, banks were allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. In late 1993 the United States Treasury Department proposed a restructuring of the banks regulatory agencies which, if implemented, may adversely affect certain of the Securities in the Trust's portfolio. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in a Trust's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted. Among other benefits, the legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on a Trust's portfolio.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for volume purchases:

                                         Percent of    Percent of
Dollar Amount of Transaction             Offering      Net Amount
at Public Offering Price                 Price         Invested
____________________________             __________    __________
$ 50,000 but less than $100,000          0.25%         0.2506%
$100,000 but less than $250,000          0.50%         0.5025%
$250,000 but less than $500,000          1.00%         1.0101%
$500,000 or more                         2.00%         2.0408%

A dealer will receive from the Sponsor a dealer concession of 65% of the total sales charge for Units sold.

Any such reduced sales charge shall be the responsibility of the selling dealer. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one dealer. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the dealer of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, the sales charge is reduced by 3.2% of the Public Offering Price.

               Regional Bank & Thrift Growth Trust Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors


                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 291 AMERICA'S LEADING BRANDS GROWTH TRUST, SERIES 4
AUTO & TRANSPORTATION GROWTH TRUST SERIES
COMMUNICATIONS GROWTH TRUST, SERIES 3
INTERNET GROWTH TRUST, SERIES 5
REGIONAL BANK & THRIFT GROWTH TRUST, SERIES 2, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on December 29, 2000.

                     FT 291
                     AMERICA'S LEADING BRANDS GROWTH TRUST,
                       SERIES 4
                       AUTO & TRANSPORTATION GROWTH TRUST SERIES
                       COMMUNICATIONS GROWTH TRUST, SERIES 3
                       INTERNET GROWTH TRUST, SERIES 5
                       REGIONAL BANK & THRIFT GROWTH TRUST,
                       SERIES 2
                                    (Registrant)
                     By  NIKE SECURITIES L.P.
                                    (Depositor)


                     By  Robert M. Porcellino
                         Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )    December 29, 2000
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )    Robert M. Porcellino
                                          )    Attorney-in-Fact**


* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We  consent  to  the  reference to our  firm  under  the  caption
"Experts" and to the use of our report dated December 11, 2000 in this Post-Effective Amendment to the Registration Statement and related Prospectus of FT Series dated December 27, 2000.



                                        ERNST & YOUNG LLP



Chicago, Illinois
December 26, 2000